Share-Based Payments (Details)			12 Months Ended
	Nov. 06, 2023 USD ($) $ / shares shares	Dec. 16, 2022	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2015	Oct. 14, 2022 $ / shares shares
Share-Based Payments [Line Items]
Share options vest						10 years
Employee benefit expenses (in Dollars) | $					$ 6,023,000
Share options term		10 years
Share option vested percentage		50.00%	33.30%
Share option unvested percentage		50.00%
Exchange ratio			0.307212
Options during exercised price (in Dollars per share) | $ / shares			$ 0.0001
Certain employees (in Shares)			2,076,000
Equity-settled share-based payment expenses (in Dollars) | $			$ 3,179,214	$ 6,629,044	$ 14,430,835
Shares isued (in Shares)			26,282,971		1,448,229		4,013,516
Price per share (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Non-cash consideration (in Dollars) | $					$ 882,115
Fair value of services received (in Dollars) | $	$ 500,000
Class B Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)			14,874,838
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)			10,092,134
Bottom of Range [Member]
Share-Based Payments [Line Items]
Share options vest		45 months				1 year
Top of Range [Member]
Share-Based Payments [Line Items]
Share options vest		48 months				5 years
First Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage			33.30%
Second Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage			33.40%
Third Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage			33.40%
Equity Settled Share Based Payment Transactions [Member]
Share-Based Payments [Line Items]
Options during exercised price (in Dollars per share) | $ / shares			$ 1.21
Expected dividend			0.00%
Share Compensation [Member]
Share-Based Payments [Line Items]
Share option vested percentage			33.30%
Contractual lives			10 years
Share Compensation [Member] | Class B Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)							632,528
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Equity Settled Transactions [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)	325,000
Restricted share units [member]
Share-Based Payments [Line Items]
Share option vested percentage			100.00%
Equity-settled share-based payment expenses (in Dollars) | $			$ 1,195,000